24. Post-Employment Benefits (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Postemployment Benefits Details 2Abstract
Post-employment benefits, beginning	R$ 866,103	R$ 769,865
Appropriation of actuarial calculation	97,900	97,511
Pension and healthcare contributions	151,215	153,069
Adjustment related to actuarial gains (loss)	58,354	46,506
Amortizations	(204,809)	(200,848)
Post-employment benefits, ending	R$ 968,763	R$ 866,103